UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Advantage Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2009

Date of reporting period: February 28, 2009

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund
The fund's portfolio
2/28/09 (Unaudited)

CORPORATE BONDS AND NOTES (80.7%)(a)
		Principal
		amount	Value

Advertising and marketing services (0.3%)
Lamar Media Corp. company guaranty 7 1/4s, 2013		$1,885,000	$1,460,875
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015		25,000	15,625
			1,476,500

Automotive (1.5%)
Dana Corp. escrow sr. notes 5.85s, 2015 (In default)
(NON)		2,135,000	214
Ford Motor Credit Co., LLC notes 7 7/8s, 2010		3,200,000	2,132,563
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		2,980,000	1,758,200
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		1,530,000	1,009,800
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009		1,345,000	1,071,220
General Motors Corp. sr. unsec. unsub. notes 7.2s, 2011		3,925,000	628,000
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		1,475,000	206,500
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013		105,000	60,900
Tenneco, Inc. sr. unsec. notes company guaranty
8 1/8s, 2015		1,170,000	198,900
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		1,995,000	558,600
UCI Holdco, Inc. sr. unsec. notes FRN 9.996s, 2013
(PIK)		1,259,664	100,773
			7,725,670

Basic materials (6.9%)
Airgas, Inc. 144A company guaranty sr. sub. notes
7 1/8s, 2018		2,345,000	2,227,750
AK Steel Corp. company guaranty 7 3/4s, 2012		2,525,000	2,171,500
Aleris International, Inc. company guaranty sr. unsec.
sub. notes 10s, 2016 (In default)		1,090,000	1,363
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (PIK)		1,905,000	5,715
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 5.484s, 2012		1,675,000	217,750
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 3.996s, 2013 (Netherlands)		1,165,000	722,300
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)		1,586,000	1,352,065
Freeport-McMoRan Copper & Gold, Inc. sr. sec. notes
6 7/8s, 2014		640,000	619,200
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		4,160,000	3,577,600
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		2,030,000	1,816,850
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 7.084s, 2015		715,000	521,335
Georgia-Pacific Corp. debs. 9 1/2s, 2011		1,900,000	1,881,000
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		2,007,000	2,052,158
Graphic Packaging International Corp sr. notes 8 1/2s,
2011		1,770,000	1,557,600
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		875,000	113,750
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		825,000	391,875
Huntsman, LLC company guaranty sr. unsub. notes
11 5/8s, 2010		3,000	2,970
International Paper Co. sr. unsec. notes 7.4s, 2014		2,475,000	1,977,742
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		540,000	43,200
Metals USA, Inc. sec. notes 11 1/8s, 2015		1,855,000	1,057,350
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		2,410,000	915,800
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		2,235,000	2,145,600
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		670,000	651,575
NewPage Corp. company guaranty 10s, 2012		650,000	196,625
NewPage Holding Corp. sr. unsec. unsub. notes FRN
10.265s, 2013 (PIK)		595,084	17,853
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		1,716,000	789,360
Novelis, Inc. company guaranty 7 1/4s, 2015		2,860,000	893,750
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	1,130,000	1,058,053
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$1,962,000	1,142,865
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		310,000	268,150
Steel Dynamics, Inc. company guaranty sr. unsec.

unsub. notes 6 3/4s, 2015		2,900,000	2,254,750
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		1,085,000	835,450
Stone Container Corp. sr. notes 8 3/8s, 2012		1,960,000	156,800
Tube City IMS Corp. company guaranty 9 3/4s, 2015		1,530,000	313,650
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016		855,000	179,550
Verso Paper Holdings, LLC/Verso Paper, Inc. sec. notes
9 1/8s, 2014		2,535,000	950,625
			35,081,529

Broadcasting (1.8%)
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010		1,575,000	378,000
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014		285,000	24,225
DIRECTV Holdings, LLC company guaranty 6 3/8s, 2015		3,815,000	3,462,113
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016		505,000	484,800
Echostar DBS Corp. sr. notes 6 3/8s, 2011		3,700,000	3,533,500
Univision Communications, Inc. 144A company guaranty
unsec. notes 9 3/4s, 2015 (PIK)		1,460,000	109,500
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		2,105,000	926,200
Young Broadcasting, Inc. company guaranty 10s, 2011
(In default) (NON)		1,142,000	126
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014
(In default) (NON)		395,000	198
			8,918,662

Building materials (1.0%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012		2,970,000	2,450,250
NTK Holdings, Inc. sr. unsec. disc. notes
stepped-coupon zero % (10 3/4s, 9/1/09), 2014 (STP)		1,765,000	97,075
Owens Corning, Inc. company guaranty sr. unsec. notes
6 1/2s, 2016		1,655,000	1,216,178
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013		715,000	507,650
Texas Industries, Inc. 144A company guaranty sr.
unsec. notes 7 1/4s, 2013		360,000	255,600
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013		345,000	138,000
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		3,495,000	559,200
			5,223,953

Cable television (2.4%)
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		710,000	548,475
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		1,595,000	1,543,163
CCH I Holdings, LLC company guaranty 12 1/8s, 2015		25,000	313
CCH I, LLC sec. notes 11s, 2015		2,792,000	237,320
CCH II, LLC sr. unsec. notes 10 1/4s, 2010		290,000	233,450
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010		3,205,000	2,564,000
CCO Holdings LLC/CCO Holdings Capital Corp. sr. unsec.
notes 8 3/4s, 2013		1,075,000	838,500
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		2,145,000	2,059,200
CSC Holdings, Inc. 144A sr. unsec. notes 8 5/8s, 2019		500,000	465,000
CSC Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2014		405,000	388,800
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/2s, 2013		568,000	494,160
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		930,000	817,238
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		1,730,000	1,732,163
			11,921,782

Capital goods (5.8%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		2,810,000	2,711,650
Allied Waste North America, Inc. company guaranty sr.
unsub. sec. notes 7 7/8s, 2013		355,000	354,113
Baldor Electric Co. company guaranty 8 5/8s, 2017		1,670,000	1,310,950
BE Aerospace, Inc. sr. unsec. unsub. notes 8 1/2s, 2018		1,710,000	1,363,725
Berry Plastics Corp. company guaranty sr. sec. notes
FRN 5.844s, 2015		1,745,000	1,361,100
Bombardier, Inc. 144A sr. unsec. notes FRN 5.084s,
2013 (Canada)	EUR	700,000	582,112
Bombardier, Inc. 144A unsec. notes 6 3/4s, 2012
(Canada)		$1,130,000	887,050
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		1,960,000	1,969,800
General Cable Corp. company guaranty sr. unsec. notes
FRN 3.81s, 2015		1,900,000	1,311,000
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		1,975,000	261,688
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015		200,000	38,000
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		2,295,000	2,008,125
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		2,985,000	2,820,825
L-3 Communications Corp. company guaranty sr. unsec.

sub. notes 6 1/8s, 2014		725,000	692,375
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		575,000	530,438
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		3,185,000	2,876,488
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	695,000	775,940
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		$980,000	828,100
Ryerson Tull, Inc. 144A sec. notes 12 1/4s, 2015		1,635,000	964,650
Sequa Corp. 144A company guaranty sr. unsec. notes
11 3/4s, 2015		485,000	77,600
TD Funding Corp. company guaranty 7 3/4s, 2014		1,780,000	1,637,600
Terex Corp. company guaranty 7 3/8s, 2014		2,330,000	1,980,500
Titan International, Inc. company guaranty 8s, 2012		2,150,000	1,725,375
WCA Waste Corp. company guaranty 9 1/4s, 2014		235,000	173,313
			29,242,517

Coal (1.5%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		4,165,000	3,894,275
Peabody Energy Corp. company guaranty 7 3/8s, 2016		4,020,000	3,919,500
			7,813,775

Commercial and consumer services (1.0%)
Aramark Corp. company guaranty 8 1/2s, 2015		3,210,000	2,921,100
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		1,985,000	1,982,519
			4,903,619

Conglomerates (0.3%)
SPX Corp. sr. notes 7 5/8s, 2014		1,510,000	1,400,525
			1,400,525

Consumer (0.7%)
Jostens IH Corp. company guaranty 7 5/8s, 2012		2,040,000	1,902,300
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015		2,680,000	1,433,800
			3,336,100

Consumer staples (4.3%)
Anheuser-Busch InBev Worlwide, Inc. 144A company
guaranty sr. notes 7.2s, 2014		2,010,000	2,085,385
Archibald Candy Corp. company guaranty 10s, 2009 (In
default) (F)(NON)		424,297	6,552
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014		2,060,000	1,478,050
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015		290,000	221,125
Constellation Brands, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2017		35,000	33,075
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		1,570,000	1,479,725
CVS Caremark, Corp. sr. unsec. FRN 2.503s, 2010		2,115,000	2,050,287
Dean Foods Co. company guaranty 7s, 2016		1,385,000	1,315,750
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		2,625,000	2,644,688
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		2,645,000	1,904,400
Jarden Corp. company guaranty 7 1/2s, 2017		3,185,000	2,484,300
Kroger Co. company guaranty 5 1/2s, 2013		845,000	859,826
Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015		655,000	537,100
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		2,178,000	2,041,875
Rite Aid Corp. company guaranty 9 1/2s, 2017		1,885,000	461,825
Rite Aid Corp. sec. notes 7 1/2s, 2017		180,000	97,200
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015		1,990,000	430,338
Spectrum Brands, Inc. sr. unsec. sub. notes company
guaranty stepped-coupon 12 1/2s (12 3/4s, 10/02/09),
2013 (In default) (STP) (PIK)		1,370,000	318,525
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011		150,000	141,233
Tyson Foods, Inc. 144A sr. unsec. notes 10 1/2s, 2014		810,000	765,450
United Rentals NA, Inc. company guaranty 6 1/2s, 2012		555,000	435,675
			21,792,384

Energy (0.7%)
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014		3,720,000	3,422,400
			3,422,400

Energy (oil field) (2.0%)
Complete Production Services, Inc. company guaranty
8s, 2016		2,875,000	1,944,219
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		3,040,000	1,702,400
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		955,000	711,475
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		1,405,000	913,250
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		1,455,000	1,134,900
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		1,036,482	1,054,512
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		1,890,000	1,880,550
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015		3,095,000	371,400

Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 5/8s, 2019	605,000	618,000
		10,330,706

Entertainment (1.1%)
AMC Entertainment, Inc. company guaranty 11s, 2016	806,000	725,400
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	1,475,000	295,000
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014	965,000	188,175
Cinemark, Inc. sr. unsec. disc. notes stepped-coupon
zero % (9 3/4s, 3/15/09), 2014 (STP)	775,000	709,125
Hertz Corp. company guaranty 8 7/8s, 2014	2,715,000	1,330,350
Marquee Holdings, Inc. sr. disc. notes 12s, 2014	1,840,000	1,232,800
Universal City Development Partners, Ltd. sr. unsec.
unsub. notes 11 3/4s, 2010	635,000	487,363
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	245,000	117,600
Universal City Florida Holding Co. sr. unsec. notes
FRN 5.92s, 2010	1,110,000	532,800
		5,618,613

Financials (2.2%)
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	2,455,000	1,006,550
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7 3/4s, 2010	1,961,000	1,568,937
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7 1/4s, 2011	1,285,000	899,500
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7s, 2012	1,473,000	878,070
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2012	3,786,000	2,179,751
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2011	655,000	426,404
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 3/4s, 2014	1,553,000	754,106
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 5/8s, 2012	1,013,000	583,589
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 4.403s, 2014	156,000	68,640
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	555,000	277,500
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	320,000	208,000
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	510,000	423,300
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	1,460,000	1,073,100
Liberty Mutual Group 144A company guaranty FRB
10 3/4s, 2058	815,000	439,326
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015	1,195,000	274,850
Rouse Co., LP (The) / TRC Property Holdings, Inc. 144A
sr. unsec. unsub. notes 6 3/4s, 2013 (R)	180,000	54,000
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 5.113s, 2014	330,000	156,750
		11,272,373

Gaming and lottery (1.8%)
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	1,250,000	637,500
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	1,020,000	530,400
Harrah's Operating Co., Inc. company guaranty sr.
unsec. notes 10 3/4s, 2016	3,875,000	542,500
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	14,000	5,600
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	1,995,000	658,350
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	725,000	329,875
MGM Mirage, Inc. company guaranty 6s, 2009	2,205,000	1,615,162
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	1,250,000	825,000
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	2,037,000	1,812,930
Station Casinos, Inc. sr. notes 6s, 2012 (In default)	1,600,000	496,000
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)	3,905,000	429,550
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	1,890,000	1,332,450
		9,215,317

Health care (7.0%)
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017	1,915,000	1,915,000
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	4,275,000	4,045,219
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK)	1,325,000	1,106,375
HCA, Inc. sr. sec. notes 9 1/4s, 2016	5,145,000	4,707,675
HCA, Inc. sr. sec. notes 9 1/8s, 2014	3,525,000	3,304,687
HCA, Inc. sr. unsec. notes 7 7/8s, 2011	930,000	916,050
HCA, Inc. 144A sr. sec. notes 9 7/8s, 2017	515,000	494,400
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	2,585,000	1,996,913
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes

8 3/4s, 2014	660,000	633,600
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	2,030,000	1,781,325
Select Medical Corp. company guaranty 7 5/8s, 2015	3,210,000	1,974,150
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	1,540,000	847,000
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	1,290,000	774,000
Tenet Healthcare Corp. sr. unsec. notes 7 3/8s, 2013	720,000	608,400
Tenet Healthcare Corp. sr. unsec. notes 6 1/2s, 2012	590,000	525,100
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011	3,910,000	3,479,900
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	655,000	502,713
US Oncology, Inc. company guaranty 9s, 2012	2,800,000	2,653,000
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	3,111,000	2,846,565
		35,112,072

Homebuilding (0.4%)
Meritage Homes Corp. company guaranty 6 1/4s, 2015	1,490,000	908,900
Meritage Homes Corp. sr. notes 7s, 2014	245,000	156,188
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014 (R)	3,860,000	810,600
		1,875,688

Household furniture and appliances (0.1%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	945,000	382,725
		382,725

Lodging/Tourism (0.7%)
FelCor Lodging LP company guaranty 9s, 2011 (R)	955,000	515,700
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)	450,000	324,000
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	2,445,000	2,029,350
Seminole Hard Rock Entertainment, Inc. 144A sr. sec.
notes FRN 4.496s, 2014	1,100,000	495,000
		3,364,050

Media (1.4%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	930,000	590,550
Affinion Group, Inc. company guaranty 10 1/8s, 2013	2,085,000	1,615,875
Affinity Group, Inc. sr. sub. notes 9s, 2012	1,765,000	970,750
Idearc, Inc. company guaranty 8s, 2016	4,145,000	62,175
Liberty Media, LLC sr. notes 5.7s, 2013	680,000	514,268
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009	845,000	802,911
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	1,700,000	1,402,500
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)	2,060,000	803,400
R.H. Donnelley Corp. sr. unsec. notes 6 7/8s, 2013	6,000	255
R.H. Donnelley Corp. sr. unsec. unsub. notes 8 7/8s,
2017	28,000	1,260
R.H. Donnelley, Inc. 144A company guaranty sr. unsec.
notes 11 3/4s, 2015	2,322,000	325,080
		7,089,024

Medical services (2.6%)
DaVita, Inc. company guaranty 6 5/8s, 2013	2,025,000	1,974,375
Omnicare, Inc. company guaranty 6 3/4s, 2013	185,000	172,050
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	514,000	475,450
Service Corporation International debs. 7 7/8s, 2013	1,185,000	1,152,413
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	2,005,000	1,824,550
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	2,790,000	2,441,250
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	1,575,000	1,445,063
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	3,150,000	3,110,625
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	690,000	608,925
		13,204,701

Medical technology (0.2%)
Fresenius US Finance II, Inc. 144A sr. unsec. notes
9s, 2015	955,000	993,200
		993,200

Oil and gas (8.9%)
Chaparral Energy, Inc. company guaranty 8 1/2s, 2015	444,000	104,340
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	2,310,000	554,400
Chesapeake Energy Corp. company guaranty 6 1/2s, 2017	220,000	173,250
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015	400,000	372,000
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	3,815,000	3,404,888
Compton Petroleum Corp. company guaranty 7 5/8s, 2013

(Canada)	3,650,000	1,222,750
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	2,015,000	1,622,075
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	2,360,000	896,800
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	2,045,000	1,748,475
Encore Acquisition Co. sr. sub. notes 6s, 2015	2,295,000	1,778,625
Forest Oil Corp. sr. notes 8s, 2011	3,105,000	2,949,750
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	2,350,000	1,609,750
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr.
unsec. notes 7 3/4s, 2015	1,225,000	937,125
Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s,
2018	860,000	761,100
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	300,000	270,000
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	2,530,000	2,251,700
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	620,000	210,800
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)	1,405,000	463,650
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	1,350,000	1,244,170
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	2,150,000	2,031,750
PetroHawk Energy Corp. 144A sr. notes 10 1/2s, 2014	250,000	246,250
PetroHawk Energy Corp. 144A sr. unsec. unsub. notes
7 7/8s, 2015	1,640,000	1,410,400
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	1,340,000	847,550
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	1,920,000	1,488,000
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	365,000	333,975
Plains Exploration & Production Co. company guaranty
7s, 2017	3,065,000	2,612,913
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	1,555,000	1,026,300
Quicksilver Resources, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2015	565,000	460,475
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	1,870,000	1,257,575
SandRidge Energy, Inc. company guaranty sr. unsec.
unsub. FRN 5.06s, 2014	675,000	443,591
SandRidge Energy, Inc. company guaranty sr. unsec.
unsub. notes 8 5/8s, 2015 (PIK)	1,885,000	1,258,238
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	230,000	179,400
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013	3,135,000	1,975,050
Whiting Petroleum Corp. company guaranty 7s, 2014	2,530,000	1,967,075
Williams Cos., Inc. (The) notes 7 3/4s, 2031	2,430,000	2,016,900
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	730,000	682,550
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019	1,395,000	1,304,325
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	700,000	690,092
		44,808,057

Pharmaceuticals (0.5%)
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	2,975,000	2,588,250
		2,588,250

Publishing (0.3%)
American Media, Inc. sr. unsec. sub. notes company
guaranty 8 7/8s, 2011	305,000	97,600
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 8 7/8s, 2011	11,090	3,549
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	1,356,600	196,707
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	1,110,000	677,100
Dex Media, Inc. sr. unsec. disc. notes 9s, 2013	375,000	24,375
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)	410,000	334,150
Reader's Digest Association, Inc. (The) company
guaranty sr. unsec. sub. notes 9s, 2017	1,980,000	168,300
Vertis, Inc. company guaranty sr. sec. notes zero %,
2012 (PIK)	500,000	125,000
		1,626,781

Regional Bells (1.5%)
Cincinnati Bell, Inc. company guaranty 7s, 2015	1,005,000	914,550
Citizens Communications Co. notes 9 1/4s, 2011	1,660,000	1,693,200
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	540,000	457,650
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	3,555,000	3,501,675
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	1,135,000	817,200
Valor Telecommunications Enterprises LLC/Finance Corp.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2015	200,000	196,000
		7,580,275

Retail (1.0%)
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,

2014		1,355,000	162,600
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014		1,705,000	443,300
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015 (In default) (NON)(PIK)		57,853	2,893
Dollar General Corp. company guaranty sr. unsec. notes
10 5/8s, 2015		1,045,000	1,047,613
Harry & David Operations Corp. company guaranty sr.
unsec. notes 9s, 2013		1,355,000	206,638
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 7.181s, 2012		385,000	59,675
Michaels Stores, Inc. company guaranty 11 3/8s, 2016		1,490,000	352,013
Michaels Stores, Inc. company guaranty 10s, 2014		890,000	303,713
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)		2,885,000	1,139,575
Staples, Inc. sr. unsec. notes 9 3/4s, 2014		530,000	552,525
United Auto Group, Inc. company guaranty 7 3/4s, 2016		1,690,000	811,200
			5,081,745

Technology (3.6%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016		985,000	568,838
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		5,000	2,075
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013		1,735,000	1,023,650
Avago Technologies Finance company guaranty 11 7/8s,
2015 (Singapore)		390,000	286,092
Avago Technologies Finance company guaranty 10 1/8s,
2013 (Singapore)		855,000	720,338
Avago Technologies Finance company guaranty FRN
7.703s, 2013 (Singapore)		7,000	5,495
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)		1,005,000	963,544
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)		1,140,000	1,020,300
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		1,605,000	642,000
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015		570,000	296,400
Expedia, Inc. sr. unsec. notes company guaranty
7.456s, 2018		550,000	466,125
Expedia, Inc. 144A company guaranty sr. notes 8 1/2s,
2016		1,430,000	1,176,175
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)		10,000	650
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		4,380,000	788,400
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		1,230,000	159,900
Iron Mountain, Inc. company guaranty 8 3/4s, 2018		155,000	154,225
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		1,115,000	1,116,394
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		1,430,000	1,344,200
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029		835,000	302,688
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (NON)		1,235,000	18,525
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015		1,140,000	179,550
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016		1,040,000	364,000
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)		1,065,000	597,464
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		392,000	268,520
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		4,418,000	3,755,300
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		1,235,000	889,200
Travelport LLC company guaranty 11 7/8s, 2016		495,000	163,350
Travelport LLC company guaranty 9 7/8s, 2014		1,605,000	650,025
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016		750,000	217,500
			18,140,923

Telecommunications (6.4%)
American Tower Corp. sr. notes 7 1/2s, 2012		1,020,000	1,017,450
American Tower Corp. 144A sr. notes 7s, 2017		705,000	690,900
BCM Ireland Finance Ltd. 144A FRN 6.959s, 2016 (Cayman
Islands)	EUR	630,000	271,948
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		$845,000	873,519
Centennial Communications Corp. sr. unsec. notes FRN
7.185s, 2013		420,000	417,900
Crown Castle International Corp. sr. unsec. notes 9s,
2015		610,000	597,038
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		1,100,000	819,500
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)		2,090,000	1,886,225
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)		2,696,000	2,749,920
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		4,565,000	4,313,925
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes stepped-coupon zero %
(9 1/4s, 2/1/10), 2015 (Bermuda) (STP)		690,000	555,450
Intelsat Subsidiary Holding Co., Ltd. 144A sr. unsec.
notes 8 1/2s, 2013 (Bermuda)		1,275,000	1,211,250
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		2,520,000	1,600,200

Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		265,000	151,713
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		3,445,000	3,255,515
Nextel Communications, Inc. company guaranty sr.
unsec. notes Ser. D, 7 3/8s, 2015		2,805,000	1,290,300
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013		565,000	263,398
Nordic Telephone Co. Holdings ApS 144A sr. sec. bond
8 7/8s, 2016 (Denmark)		455,000	414,050
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		1,020,000	716,550
Sprint Capital Corp. company guaranty 6 7/8s, 2028		3,560,000	1,966,900
West Corp. company guaranty 9 1/2s, 2014		1,955,000	1,368,500
Wind Aquisition Finance SA notes 9 3/4s, 2015
(Netherlands)	EUR	860,000	966,293
Windstream Corp. company guaranty 8 5/8s, 2016		$2,895,000	2,779,200
Windstream Corp. company guaranty 8 1/8s, 2013		2,160,000	2,095,200
			32,272,844

Telephone (0.8%)
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		3,190,000	2,910,875
iPCS, Inc. company guaranty sr. sec. notes FRN 3.295s,
2013		680,000	489,600
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		805,000	762,738
			4,163,213

Textiles (1.2%)
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 5.698s, 2014		2,630,000	1,735,800
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		1,135,000	868,275
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015		2,665,000	2,211,950
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		1,475,000	1,091,500
			5,907,525

Tire and rubber (0.1%)
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015		605,000	456,775
			456,775

Utilities and power (8.7%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		1,065,000	905,250
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		2,102,000	2,080,980
AES Corp. (The) 144A sr. notes 8s, 2020		520,000	431,600
Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s,
2012		1,335,000	1,355,025
CMS Energy Corp. sr. notes 8 1/2s, 2011		490,000	494,532
CMS Energy Corp. sr. notes 7 3/4s, 2010		1,190,000	1,192,620
Colorado Interstate Gas Co. debs. 6.85s, 2037		1,430,000	1,118,239
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016		555,000	352,425
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016		2,180,000	1,635,000
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		755,000	687,050
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		885,000	811,988
Edison Mission Energy sr. unsec. notes 7.2s, 2019		1,920,000	1,598,400
Edison Mission Energy sr. unsec. notes 7s, 2017		1,015,000	857,675
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031		705,000	549,900
El Paso Corp. sr. unsec. notes 12s, 2013		420,000	445,200
El Paso Natural Gas Co. debs. 8 5/8s, 2022		765,000	735,236
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		2,495,000	2,145,700
Ferrellgas LP/Finance 144A sr. notes 6 3/4s, 2014		570,000	490,200
Ipalco Enterprises, Inc. sr. sec. notes 7 5/8s, 2011		805,000	780,850
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		230,000	211,600
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011		2,010,000	1,949,700
Mirant North America, LLC company guaranty 7 3/8s, 2013		2,960,000	2,708,400
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 6.8s, 2019		1,345,000	1,054,726
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 5.4s, 2014		660,000	518,223
NRG Energy, Inc. company guaranty 7 3/8s, 2017		935,000	850,850
NRG Energy, Inc. sr. notes 7 3/8s, 2016		6,535,000	6,028,538
Oncor Electric Delivery Co. 144A 1st mtge. sec. bond
5.95s, 2013		1,930,000	1,893,895
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010		2,025,000	2,078,156
PP&L Electric Utilities Corp. 1st mtge. sr. sec. bond
7 1/8s, 2013		1,565,000	1,771,477
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012		485,000	488,549
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014		1,940,000	1,870,546
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011		680,000	672,094
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2012		1,165,000	1,102,389
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015		140,000	122,079
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017		610,000	573,364
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,

2028	305,000	250,800
Transcontinental Gas Pipeline Corp. sr. unsec. debs.
7 1/4s, 2026	1,055,000	963,329
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011	68,000	66,617
		43,843,202

Total corporate bonds and notes (cost $567,278,379)		$407,187,475

SENIOR LOANS (9.8%)(a)(c)
	Principal
	amount	Value

Automotive (0.1%)
Dana Corp. bank term loan FRN 7 1/4s, 2015	$1,085,240	$330,223
		330,223

Basic materials (0.9%)
Celanese Corp. bank term loan FRN Ser. B, 2.935s, 2014	588,503	478,812
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.189s, 2013	2,032,779	1,754,542
Huntsman International, LLC bank term loan FRN Ser. B,
2.229s, 2012	1,726,524	1,191,302
Lyondell Chemical Co. bank term loan FRN 11.425s, 2009	250,000	244,330
NewPage Holding Corp. bank term loan FRN 5.313s, 2014	965,514	588,086
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 1.979s, 2012	434,576	381,702
		4,638,774

Broadcasting (0.2%)
Univision Communications, Inc. bank term loan FRN Ser.
B, 2.729s, 2014	1,850,000	831,729
		831,729

Capital goods (0.5%)
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 3.459s, 2014	38,821	17,836
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.801s, 2014	741,086	340,488
Manitowoc Co., Inc. (The) bank term loan FRN Ser. B,
6 1/2s, 2014	920,000	693,450
Sensata Technologies BV bank term loan FRN 2.934s,
2013 (Netherlands)	353,408	157,708
Sequa Corp. bank term loan FRN 3.702s, 2014	580,142	353,887
Wesco Aircraft Hardware Corp. bank term loan FRN
6.23s, 2014	570,000	397,575
Wesco Aircraft Hardware Corp. bank term loan FRN
2.73s, 2013	634,000	523,050
		2,483,994

Communication services (0.5%)
Cebridge Connections, Inc. bank term loan FRN 9.868s,
2014	1,215,000	744,188
Charter Communications, Inc. bank term loan FRN
3.959s, 2014	1,275,000	788,508
Mediacom Communications Corp. bank term loan FRN Ser.
C, 1.87s, 2015	1,356,158	1,126,459
		2,659,155

Consumer cyclicals (2.2%)
Allison Transmission, Inc. bank term loan FRN Ser. B,
3.2s, 2014	1,462,030	968,595
CCM Merger, Inc. bank term loan FRN Ser. B, 7.298s,
2012	1,512,235	854,413
Cinemark USA, Inc. bank term loan FRN 2.6s, 2013	172,060	152,297
Citadel Communications bank term loan FRN Ser. B,
2.213s, 2014	760,000	288,800
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7s, 2014	400,000	192,000
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.48s, 2014	822,935	199,219
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.452s, 2014	307,065	74,335
Golden Nugget, Inc. bank term loan FRN Ser. B, 2.48s,
2014	238,636	90,682
Golden Nugget, Inc. bank term loan FRN Ser. DD,
2.474s, 2014 (U)	136,364	51,818
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7.708s, 2011	1,423,100	1,197,539
Lear Corp bank term loan FRN 3.544s, 2013	2,150,230	740,294
Navistar Financial Corp. bank term loan FRN 4.363s,
2012	940,000	672,883
Navistar International Corp. bank term loan FRN
3.729s, 2012	2,585,000	1,850,428
Six Flags Theme Parks bank term loan FRN 2.987s, 2015	3,045,076	2,181,581
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default)	3,524,169	918,486
Tropicana Entertainment bank term loan FRN Ser. B,
6 1/2s, 2011	1,095,000	237,772
United Components, Inc. bank term loan FRN Ser. D,
3 1/4s, 2012	194,222	134,984

Visteon Corp. bank term loan FRN Ser. B, 4.426s, 2013	675,000	115,715
		10,921,841

Consumer staples (0.6%)
Dole Food Co., Inc. bank term loan FRN Ser. B, 2.597s,
2013	213,027	190,955
Dole Food Co., Inc. bank term loan FRN Ser. C, 2.97s,
2013	793,678	711,444
Dole Food Co., Inc. bank term loan FRN Ser. C, 0.66s,
2013	120,499	108,014
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 3.247s, 2014	852,872	691,093
Rental Service Corp. bank term loan FRN 4.719s, 2013	2,010,000	1,138,163
Rite-Aid Corp. bank term loan FRN Ser. B, 2.217s, 2014	119,100	76,571
		2,916,240

Energy (--%)
Enterprise GP Holdings, LP bank term loan FRN 3.262s,
2014	133,650	121,622
		121,622

Financials (--%)
General Growth Properties, Inc. bank term loan FRN
Ser. A, 1.7s, 2010 (R)	125,000	30,714
Nuveen Investments, Inc. bank term loan FRN Ser. B,
3.821s, 2014	456,550	215,231
		245,945

Gaming and lottery (0.1%)
Isle of Capri Casinos, Inc. bank term loan FRN 3.209s,
2014	610,958	397,505
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
3.209s, 2014	191,336	124,488
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
3.209s, 2014	244,383	159,002
		680,995

Health care (2.0%)
Bausch & Lomb, Inc. bank term loan FRN Ser. B, 4.709s,
2015	1,468,136	1,252,046
Bausch & Lomb, Inc. bank term loan FRN Ser. DD,
4.709s, 2015 (U)	370,741	316,173
Biomet, Inc. bank term loan FRN Ser. B, 4.459s, 2015	548,310	488,065
Community Health Systems, Inc. bank term loan FRN Ser.
B, 3.438s, 2014	1,591,051	1,347,151
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 2.729s, 2014	83,236	70,477
Fenwal Controls of Japan, LTD. bank term loan FRN
3.504s, 2014 (Japan)	1,996,373	1,317,606
Fenwal Controls of Japan, LTD. bank term loan FRN Ser.
DD, 3.506s, 2014 (Japan)	313,816	207,119
Health Management Associates, Inc. bank term loan FRN
3.209s, 2014	1,730,862	1,380,362
Healthsouth Corp. bank term loan FRN Ser. B, 4.536s,
2013	1,465,390	1,293,207
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 6.434s, 2014	2,409,978	988,091
Surgical Care Affiliates, Inc. bank term loan FRN Ser.
B, 3.459s, 2015	288,734	173,241
United Surgical Partners International, Inc. bank term
loan FRN 2.797s, 2014	1,286,257	1,048,300
		9,881,838

Homebuilding (0.1%)
Realogy Corp. bank term loan FRN 0 1/4s, 2013 (R)	252,817	142,982
Realogy Corp. bank term loan FRN Ser. B, 3.438s, 2013
(R)	939,033	531,076
		674,058

Media (0.1%)
Idearc, Inc. bank term loan FRN Ser. B, 3.418s, 2014	1,063,719	370,972
		370,972

Oil and gas (0.1%)
Quicksilver Resources, Inc. bank term loan FRN 6 3/4s,
2013	420,818	350,331
Targa Resources, Inc. bank term loan FRN 5.93s, 2012	273,737	195,996
Targa Resources, Inc. bank term loan FRN 1.334s, 2012	156,348	111,945
		658,272

Retail (0.2%)
Dollar General Corp. bank term loan FRN Ser. B1 3.58s,
2013	820,000	707,995
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.824s, 2013	776,106	433,973
		1,141,968

Technology (0.5%)
Compucom Systems, Inc. bank term loan FRN 3.98s, 2014	647,610	505,136
First Data Corp. bank term loan FRN Ser. B1, 3.223s,
2014	1,211,176	794,986
First Data Corp. bank term loan FRN Ser. B3, 3.223s,
2014	276,662	180,752
Flextronics International, Ltd. bank term loan FRN
Ser. B, 3.681s, 2014 (Singapore)	786,253	514,996
Flextronics International, Ltd. bank term loan FRN
Ser. B, 3.344s, 2014 (Singapore)	225,935	147,987
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 2.247s, 2013	471,746	203,862
		2,347,719

Tire and rubber (0.4%)
Goodyear Tire & Rubber Co. (The) bank term loan FRN
2.23s, 2010	2,664,000	1,852,431
		1,852,431

Utilities and power (1.3%)
Calpine Corp. bank term loan FRN Ser. B, 4.335s, 2014	1,491,234	1,081,677
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 3.951s, 2014	5,615,857	3,503,521
Energy Future Holdings Corp. bank term loan FRN Ser.
B3, 3.951s, 2014	3,268,625	2,038,805
		6,624,003

Total senior loans (cost $73,975,288)		$49,381,779

CONVERTIBLE BONDS AND NOTES (2.2%)(a)
	Principal
	amount	Value

Acquicor Technology, Inc. 144A cv. notes 8s, 2011	$822,000	$184,950
Advanced Micro Devices, Inc. cv. sr. unsec. notes
5 3/4s, 2012	1,025,000	411,281
General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012	855,000	578,194
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (R)	1,425,000	78,375
Jazz Technologies, Inc. cv. company guaranty 8s, 2011	20,000	4,500
Lamar Advertising Co. cv. sr. unsec. unsub. notes Ser.
B, 2 7/8s, 2010	1,015,000	748,563
Leap Wireless International, Inc. 144A cv. sr. unsec.
notes 4 1/2s, 2014	795,000	552,366
LifePoint Hospitals, Inc. cv. sr. sub. notes 3 1/2s,
2014	2,140,000	1,559,525
Massey Energy Co. cv. company guaranty sr. unsub.
notes 3 1/4s, 2015	3,212,000	2,039,620
NII Holdings, Inc. cv. unsec. notes 3 1/8s, 2012	175,000	116,375
NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	1,298,000	863,170
Pantry, Inc. (The) cv. sr. sub. notes 3s, 2012	2,155,000	1,492,338
Regal Entertainment Group 144A cv. sr. unsec. notes
6 1/4s, 2011	570,000	517,275
Transocean, Inc. cv. sr. unsec. notes Ser. C, 1 1/2s,
2037 (Switzerland)	1,620,000	1,298,025
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	1,310,000	566,575

Total convertible bonds and notes (cost $13,873,599)		$11,011,132

ASSET-BACKED SECURITIES (0.3%)(a)
	Principal
	amount	Value

Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 95, 2.319s, 2013
(Cayman Islands) (F) (g)	3,901,050	$710,112
limited recourse sec. notes Ser. 97, 1.105s, 2013
(Cayman Islands) (F) (g)	6,684,836	1,002,358

Total asset-backed securities (cost $2,040,547)		$1,712,470

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a)
	Principal
	amount	Value

Argentina (Republic of) bonds FRB 3s, 2013	$2,000,000	$652,175

Total foreign government bonds and notes (cost $1,020,000)		$652,175

COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)(a)
	Principal
	amount	Value

GE Capital Commercial Mortgage Corp. 144A Ser. 00-1,
Class G, 6.131s, 2033	$1,025,000	$205,000
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (Canada)	1,000,000	90,000
Ser. 04-1A, Class K, 5.45s, 2040 (Canada)	365,000	29,200
Ser. 04-1A, Class L, 5.45s, 2040 (Canada)	165,000	11,550

Total collateralized mortgage obligations (cost $2,152,752)		$335,750

SHORT-TERM INVESTMENTS (4.5%)(a)

	Principal
	amount/shares	Value

Federated Prime Obligations Fund	22,552,733	$22,552,733
U.S. Treasury Bills for an effective yield of 0.70%,
due December 17, 2009 (SEG)	$250,000	248,592

Total short-term investments (cost $22,801,325)		$22,801,325

TOTAL INVESTMENTS

Total investments (cost $683,141,890) (b)		$493,082,106

FORWARD CURRENCY CONTRACTS TO BUY at 2/28/09 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$1,647,245	$1,681,309	3/18/09	$(34,064)

Total				$(34,064)

FORWARD CURRENCY CONTRACTS TO SELL at 2/28/09 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$5,423,746	$5,533,494	3/18/09	$109,748

Total				$109,748

CREDIT DEFAULT CONTRACTS OUTSTANDING at 2/28/09 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
Nalco Co., 7.75%,
11/15/11	B1	$--	$400,000	9/20/12	350 bp	$(35,169)

Visteon Corp., 7%,
3/10/14	--	(179,297)	675,000	9/20/13	(500 bp)	433,817

Citibank, N.A.
Lear Corp., T/L Bank
Loan	--	--	370,000	6/20/13	(225 bp)	251,410

Lear Corp., T/L Bank
Loan	B	--	370,000	6/20/13	700 bp	(225,816)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--	255,000	3/20/09	275 bp	(4,151)

Credit Suisse International
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	--	495,000	6/20/09	165 bp	(41,163)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	Caa3	--	790,000	3/20/09	600 bp	(40,839)

Deutsche Bank AG
Nalco Co., 7.75%,
11/15/11	B1	--	370,000	12/20/12	363 bp	(32,657)

JPMorgan Chase Bank, N.A.
Claire's Stores,
9 5/8%, 6/1/15	CCC	--	255,000	6/20/12	230 bp	(121,694)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--	255,000	6/20/13	595 bp	(129,325)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	--	50,000	6/20/09	190 bp	(4,096)

Nalco Co., 7.75%,
11/15/11	B1	--	405,000	9/20/12	330 bp	(38,141)

Nalco Co., 7.75%,
11/15/11	B1	--	530,000	3/20/13	460 bp	(31,733)

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14	--	--	1,270,000	9/20/13	(760 bp)	139,590

Total						$120,033

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody's or Standard & Poor's ratings are believed to be the most recent ratings available at February 28, 2009.

Key to holding's currency abbreviations

EUR	Euro

NOTES

(a) Percentages indicated are based on net assets of $504,279,093.

(b) The aggregate identified cost on a tax basis is $683,171,758, resulting in gross unrealized appreciation and depreciation of $4,387,036 and $194,476,688, respectively, or net unrealized depreciation of $190,089,652.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover collateral on sertain swap contracts at February 28, 2009.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at February 28, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(R) Real Estate Investment Trust.

(U) These securities, in part or in entirety, represent unfunded loan commitments. As of February 28, 2009, the fund had unfunded loan commitments of $171,024, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Bausch & Lomb, Inc.	$148,297
Golden Nugget, Inc.	22,727

Totals	$171,024

At February 28, 2009, liquid assets totaling $4,250,684 have been designated as collateral for open swap contracts and forward contracts.

Debt obligations are considered secured unless otherwise indicated.

The dates shown on debt obligations are the original maturity dates.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at February 28, 2009.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities.. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, general obligations, representations, agreements, collateral and events of default or early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreement, collateral pledged to the fund is held in a segregated account by a third party custodian and can be in the form of cash or debt securities issued by the U.S. Government or related agencies; collateral posted by the fund is noted in The fund’s portfolio. Termination events may include a decline in a fund’s net assets below a certain point over a certain period of time, which upon occurrence, would permit either party to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$22,552,733	$--

Level 2	468,810,351	195,717

Level 3	1,719,022	--

Total	$493,082,106	$195,717

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of February 28, 2009:

	Investment in securities	Other financial instruments

Balance as of November 30, 2008	$1,926,296	$--
Accrued discounts/premiums	--	--
Realized gain/(loss)	--	--
Change in net unrealized appreciation/(depreciation)	142,726	--
Net purchases/sales	--	--
Net transfers in and/or out of Level 3	(350,000)	--

Balance as of February 28, 2009	$1,719,022	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

SFAS 161 Summary o f Derivative Activity:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

The following is a summary of the market values of derivative instruments as of February 28, 2009:

Fair Values of Derivative Instruments as of February 28, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Fair value	Fair value

Foreign exchange contracts	$109,748	$(34,064)

Credit contracts	824,817	(704,784)

Total	$934,565	$(738,848)

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2009